Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net income	$ 323,172	$ 295,775	$ 296,529
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	6,272	12,298	(20,493)
Unrealized gain (loss) on cash flow hedging instruments	880	(1,461)	1,918
Reclassification of gain on cash flow hedging instruments into earnings	(418)	(352)	(157)
Other comprehensive income (loss)	6,734	10,485	(18,732)
Comprehensive income	329,906	306,260	277,797
Less: comprehensive income attributable to non-controlling interest	56,144	53,392	46,913
Comprehensive income attributable to Watsco, Inc.	$ 273,762	$ 252,868	$ 230,884